Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 859,000
Previously Paid Amount	0.00
Total Fee Amount	118.63
Total Offset Amount	0.00
Net Fee	118.63
Narrative - Max Aggregate Offering Price	$ 859,000
Final Prospectus	true